Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended			1 Months Ended
	Jun. 30, 2013 Segment	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 20, 2012 Elan [Member]
Basis Of Preparation [Line Items]
Centralized support costs		$ 4,100,000	$ 7,700,000	$ 4,000,000	$ 2,800,000
Share issued to Elan due to separation						14,496,929
Shares issued to Elan for cash consideration						3,182,253
Other comprehensive income (loss)	$ 0	$ 0	$ 0	$ 0	$ 0
Number of Operating Segments	1